GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 1,924
Foreign currency translation and other	1
Balance at ending	1,925
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,695
Foreign currency translation and other	3
Balance at ending	1,698
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	65
Foreign currency translation and other	(2)
Balance at ending	63
Powertrain
Goodwill [Roll Forward]
Balance at beginning	7
Foreign currency translation and other	0
Balance at ending	7
Financial Services
Goodwill [Roll Forward]
Balance at beginning	157
Foreign currency translation and other	0
Balance at ending	$ 157